Note 2 - Sale of Hecla Quebec Inc. and Discontinued Operations - Reconciliation of Assets and Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
ASSETS
Discontinued Operation, Accounts receivable		$ 5,091	$ 6,431
Inventories:
Discontinued Operation, Product inventories		11,615	13,732
Discontinued Operation, Materials and supplies		21,483	19,869
Discontinued Operation, Other current assets		2,596	8,737
Discontinued Operation, Prepaid expenses		2,596
Discontinued Operation, Assets of discontinued operations, current	$ 0	40,785	48,769
Discontinued Operation, Property, plants, equipment and mine development, net		710,246	627,697
Discontinued Operation, Other non-current assets		698	810
Disposal Group, Including Discontinued Operation, Assets, Noncurrent, Total	0	710,944	628,507
Total assets	0	751,729	677,276
Current liabilities:
Discontinued Operation, Accounts payable and accrued liabilities		24,690	26,454
Discontinued Operation, Accrued payroll and related benefits		7,891	6,243
Discontinued Operation, Accrued taxes		4,866	0
Discontinued Operation, Finance leases		2,911	2,659
Discontinued Operation, Other current liabilities		0	5,787
Liabilities of discontinued operations, current	0	40,358	41,143
Discontinued Operation, Accrued reclamation and closure costs		75,980	17,005
Discontinued Operation, Deferred tax liabilities		88,840	50,193
Other non-current liabilities		5,456	9,292
Disposal Group, Including Discontinued Operation, Liabilities, Noncurrent, Total	$ 0	170,276	76,490
Total liabilities		$ 210,634	$ 117,633